Cover	Jun. 27, 2023
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 27, 2023
Entity File Number	001-41206
Entity Registrant Name	Viscogliosi Brothers Acquisition Corp.
Entity Central Index Key	0001853920
Entity Tax Identification Number	85-4044240
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	505 Park Avenue
Entity Address, Address Line Two	14th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	212
Local Phone Number	583-9700
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock
Trading Symbol	VBOC
Security Exchange Name	NASDAQ
Warrants [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants
Trading Symbol	VBOCW
Security Exchange Name	NASDAQ
Units [Member]
Document Information [Line Items]
Title of 12(b) Security	Units
Trading Symbol	VBOCU
Security Exchange Name	NASDAQ